Investment Objectives and Goals - GraniteShares Autocallable SPCX ETF	Aug. 21, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of common stock of Space Exploration Technologies Corp. (Nasdaq: SPCX) (the “Underlying Asset”).